Restructuring Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Summary of Restructuring Activity

A summary of the restructuring activity that occurred in the first nine months of fiscal 2012 follows (in thousands):

	Severance and Benefits	Software Tools	Total
Balance as of January 1, 2012	$—	$218	$218
Restructuring charges	1,092	—	1,092
Adjustment to provision	(30)	—	(30)
Cash payments	(1,062)	(218)	(1,280)

Balance as of September 30, 2012	$—	$—	$—

A summary of the Company’s restructuring activities is as follows (in thousands):

	Severance and Benefits	Excess Facilities	Software Tools	Total
Balance as of January 3, 2010	$298	$—	$—	$298
Restructuring charges	4,652	449	693	5,794
Cash payments	(4,386)	(95)	(256)	(4,737)
Other non-cash adjustments *	(111)	(203)	—	(314)

Balance as of January 2, 2011	453	151	437	1,041
Restructuring charges	47	—	—	47
Cash payments	(486)	(9)	(219)	(714)
Other non-cash adjustments *	(14)	(142)	—	(156)

Balance as of January 1, 2012	—	—	218	218
Restructuring charges	1,092	—	—	1,092
Adjustments to provision	(30)	—	—	(30)
Cash payments	(1,062)	—	(218)	(1,280)

Balance as of December 30, 2012	$—	$—	$—	$—

*	Non-cash adjustments relate to stock-based compensation expense and fixed asset dispositions.